Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Less valuation allowance	$ (9,143,000)	$ (6,116,000)	$ (3,846,400)
Net Deferred Tax Assets
Federal [Member]
Deferred tax assets	7,216,100	4,825,100	2,980,100
Less valuation allowance	(7,216,100)	(4,825,100)	(2,980,100)
Deferred tax liabilities
Net Deferred Tax Assets
State [Member]
Deferred tax assets	1,926,900	1,290,900	866,300
Less valuation allowance	(1,926,900)	(1,290,900)	(866,300)
Deferred tax liabilities
Net Deferred Tax Assets